Note 13 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Payments to Acquire Vessels		$ 6,995	$ 2,457
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)		365 days
Time Charter Arrangements Remaining Terms Period (Year)		74 years
Capital Addition Purchase Commitments [Member]
Long-Term Purchase Commitment, Amount		$ 186,000
Number of Secondhand Dry Bulk Vessels	6	6
Payments to Acquire Vessels	$ 28,000
Capital Addition Purchase Commitments [Member] | Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member]
Joint Venture, Ownership, Percent	17.00%	17.00%
Capital Addition Purchase Commitments [Member] | Family Member of Konstantinos Konstantakopoulos [Member]
Joint Venture, Ownership, Percent	17.00%	17.00%